UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON DC 20549

FORM 13F

FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: March 31, 2008


Check here if Amendment []; Amendment Number:
This Amendment (Check one): [] is a restatement
                            [] adds new holdings entries


Institutional Investment Manager Filing this Report:

Longfellow Investment Management, Co. LLC
295 Devonshire Street
Boston, MA 02110

13F File Number: 028-10136


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:  David W. Seeley
Title: President
       Longfellow Investment Management, Co. LLC
Phone: 617-695-3504

Signature, Place, and date of signing:
David W. Seeley, Boston, MA, April 21, 2008


Report Type:   [x]13F HOLDINGS REPORT
               [ ]13F NOTICE
               [ ]13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Managers:         NONE
Form 13F Information Table Entry Total:    46
Form 13F information Table Value Total:    $40,715

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3Com Corporation               COM              885535104      353   154190 SH       SOLE                   154190
ABX Air, Inc.                  COM              00080s101      268    91264 SH       SOLE                    91264
ASE Test Limited               ORD              y02516105     1537   105655 SH       SOLE                   105655
Alfa Corporation               COM              015385107     1195    54350 SH       SOLE                    54350
AmCOMP, Inc.                   COM              02342j101     1021    83535 SH       SOLE                    83535
American Financial Realty Trus COM              02607p305      995   125300 SH       SOLE                   125300
Ansoft Corporation             COM              036384105      388    12700 SH       SOLE                    12700
Axcelis Technologies, Inc.     COM              054540109      672   120000 SH       SOLE                   120000
BCE Inc.                       COM NEW          05534b760     1008    29735 SH       SOLE                    29735
BEA Systems, Inc.              COM              073325102     1600    83535 SH       SOLE                    83535
BladeLogic, Inc.               COM              09265m102     1178    42000 SH       SOLE                    42000
Boston Scientific Corporation  COM              101137107      460    35766 SH       SOLE                    35766
Bronco Drilling Company, Inc.  COM              112211107     1581    98150 SH       SOLE                    98150
CPS Choicepoint Inc.           COM              170388102     1142    24000 SH       SOLE                    24000
CSK Auto Corporation           COM              125965103      661    71000 SH       SOLE                    71000
Clear Channel Communications,  COM              184502102     1358    46475 SH       SOLE                    46475
CollaGenex Pharmaceuticals     COM              19419b100     1160    70000 SH       SOLE                    70000
Commerce Bancorp, Inc.         COM              200519106     1125    31330 SH       SOLE                    31330
Countrywide Financial Corp.    COM              222372104      689   125300 SH       SOLE                   125300
Cypress Semiconductor Corporat COM              232806109      395    16710 SH       SOLE                    16710
Diebold, Inc.                  COM              253651103     1126    30000 SH       SOLE                    30000
E-Z-EM, Inc.                   COM NEW          269305405     1533    73095 SH       SOLE                    73095
Encysive Pharmaceuticals Inc.  COM              29256x107      881   375000 SH       SOLE                   375000
Energy Partners, Ltd.          COM              29270u105      217    22943 SH       SOLE                    22943
Genesco Inc.                   COM              371532102      307    13315 SH       SOLE                    13315
Grant Prideco, Inc.            COM              38821g101     1230    25000 SH       SOLE                    25000
Huntsman Corporation           COM              447011107      768    32610 SH       SOLE                    32610
I-trax, Inc.                   COM NEW          45069d203     1177   220000 SH       SOLE                   220000
Iomega Corporation             COM NEW          462030305      643   180000 SH       SOLE                   180000
MASSBANK Corp.                 COM              576152102      373     9600 SH       SOLE                     9600
MTC Technologies, Inc.         COM              55377a106     1552    65265 SH       SOLE                    65265
Myers Industries, Inc.         COM              628464109      490    37305 SH       SOLE                    37305
NAVTEQ                         COM              63936L100     1421    20890 SH       SOLE                    20890
National Atlantic Holdings Cor COM              63253y107      891   150000 SH       SOLE                   150000
Nationwide Financial Services, CL A             638612101      567    12000 SH       SOLE                    12000
Royal Caribbean Cruises Ltd.   COM              V7780T103      559    17000 SH       SOLE                    17000
Sigmatel Incorporated          COM              82661w107      722   250000 SH       SOLE                   250000
Synplicity, Inc.               COM              87160y108      861   110000 SH       SOLE                   110000
Take-Two Interactive Software, COM              874054109      809    31699 SH       SOLE                    31699
Trane, Inc.                    COM              892893108     1534    33415 SH       SOLE                    33415
UAP Holding Corp.              COM              903441103     1121    29240 SH       SOLE                    29240
US BioEnergy Corp              COM              90342v109      522    88550 SH       SOLE                    88550
United Rentals, Inc.           COM              911363109      434    23050 SH       SOLE                    23050
WJ Communications, Inc.        COM              929284107      836   875000 SH       SOLE                   875000
XM Satellite Radio Holdings In CL A             983759101      631    54305 SH       SOLE                    54305
Yahoo! Inc.                    COM              984332106      723    25000 SH       SOLE                    25000